Credit Agreement - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended							12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 19, 2012	Dec. 31, 2012	Jun. 30, 2012 Term B Loan	Jun. 30, 2012 Term B Loan	Dec. 31, 2012 Term B Loan	Mar. 19, 2012 Term B Loan	Dec. 31, 2011 Term B Loan	Dec. 31, 2012 Term B Loan Prime Rate Plus	Dec. 31, 2012 Term B Loan LIBOR Plus	Dec. 31, 2012 Term B Loan Series A Preferred Stock	Dec. 31, 2012 Term A, Term B and revolving credit facility	Dec. 31, 2012 Term A, Term B and revolving credit facility Series A Preferred Stock	Jun. 30, 2012 Term A Loan	Dec. 31, 2012 Term A Loan	Mar. 19, 2012 Term A Loan	Dec. 31, 2012 Term A Loan Prime Rate Plus	Dec. 31, 2012 Term A Loan LIBOR Plus	Mar. 19, 2012 Revolving credit facility	Dec. 31, 2011 Revolving credit facility	Dec. 31, 2011 Term A-2 Loan	Dec. 31, 2012 Line of Credit	Dec. 31, 2012 Line of Credit Minimum	Dec. 31, 2012 Line of Credit Maximum	Dec. 31, 2012 Line of Credit Prime Rate Plus	Dec. 31, 2012 Line of Credit LIBOR Plus
Line of Credit Facility [Line Items]
Recapitalized amount under credit agreement							$ 98.3	$ 79.5								$ 49.5	$ 57.0			$ 11.0
Credit facility, amount outstanding				4.5					62.0												8.2	33.2
Amendment of agreement to increase Term B Loan					99
Cash and cash equivalents													14.5
Repayments of notes payable and line of credit				103.4
Redemption of shares												1,399,000		3,897,000
Payment of accrued dividends												16.3	44.0
Fees paid in conjunction with the credit agreement												0.8	8.1
Agent fee to an entity associated with majority stockholders	0.2	1.5										0.2	1.5
Grant of common stock to investment bank acting as advisor		215,044											215,000
Value of granted shares to investment bank		2.8		2.8									2.8
Remaining proceeds from borrowings				2.3
Interest rate terms							Interest at Prime +4.75% (subject to a 2.50% floor) or LIBOR (subject to a 1.50% floor) +5.75%									Interest either at Prime (subject to a 2.50% floor) +4.25% or LIBOR (subject to a 1.50% floor) +5.25%, which was 6.75%							Interest at Prime + 4.25% or LIBOR + 5.25%, which was 6.75%
Floor rate										2.50%	1.50%							2.50%	1.50%
Basis spread on variable rate										4.75%	5.75%							4.25%	5.25%							4.25%	5.25%
Interest rate							7.25%									6.75%							6.75%
Quarterly payments of principal						0.2									2.5
Expiry date of line of credit							Mar. 19, 2018									Mar. 19, 2017							Mar. 19, 2017
Borrowing under line of credit, maximum																							11
Facility commitment fee																							0.50%
Letter of credit outstanding																							1.4
Remaining borrowing capacity under the line of credit																							9.6
Fixed charge coverage ratio																								0.0120
Total debt to EBITDA ratio																									0.0325
Capitalized debt issuance cost	0.8	5.0
Payments to third parties for legal and other services	0.04	0.80
Grant of shares based on price		$ 13	$ 13
Accumulated amortization of debt issuance costs				0.9
Payments of debt extinguishment costs				3.7
Fees paid to lenders				3.3
Unamortized debt issuance cost				$ 0.3